SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENT

In connection with the outbreak of the coronavirus (Covid-19) in the first quarter of 2020, severe travel restrictions, temporary business closures and other prohibitions have been imposed by the People’s Republic of China (“PRC”), Macau, the Philippines, Cyprus and other countries throughout the world, which has significantly disrupted the Company’s operations. On February 5, 2020, the Company’s Macau casino operations were suspended for a 15-day period. On February 20, 2020, casino operations resumed in Macau with limited visitation from Hong Kong, Taiwan and certain regions of the PRC among other countries. In March 2020, the Macau government, the Hong Kong government and several provinces in the PRC, including Guangdong, imposed further entry bans, restrictions and quarantine requirements on nearly all visitors traveling to and from Macau, which is expected to significantly impact the Company’s casino and resort operations.
On March 15, 2020, PAGCOR ordered the suspension of all casino operations in Metro Manila, which includes the City of Dreams Manila, from March 16, 2020 until April 14, 2020, subject to further review and change.
Also on March 15, 2020 and thereafter, the Cyprus government suspended the Company’s casino operations in Cyprus for four weeks from March 16, 2020 and placed restrictions on non-essential social and business activities from March 24, 2020 to April 13, 2020 such as suspension of most construction work within the country, including construction work at City of Dreams Mediterranean development. The restriction dates are subject to further review and change by the Cyprus government.
The Covid-19 outbreak and the related events have also caused severe disruptions to the Company’s resort tenants and other business partners, which may increase the risk of these entities defaulting on their contractual obligations with the Company.
The disruptions to the Company’s business had material adverse effects on its financial condition and operations during the first quarter of 2020. As the disruptions are ongoing, the Company expects such adverse effects will continue, and may worsen beyond the first quarter of 2020. The Company is unable to reasonably estimate the financial impact to the Company’s future results of operations, cash flows and financial condition due to uncertainties surrounding the business closures, travel restrictions and other events related to the Covid-19 outbreak.